INCOME TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2024	2023	2022
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(131)	$(128)	$(148)
Investment and production tax credits	291	—	—
	160	(128)	(148)
Deferred taxes
Income taxes – origination and reversal of temporary differences	129	193	125
Relating to change in tax rates / imposition of new tax laws	—	—	10
Relating to unrecognized temporary differences and tax losses	(98)	(17)	15
	31	176	150
Total income tax recovery	$191	$48	$2
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2024	2023	2022
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$50	$(15)	$(75)
Other	—	5	(17)
Revaluation surplus
Origination and reversal of temporary differences	(1,544)	77	(881)
Relating to changes in tax rates / imposition of new tax laws	—	1	34
	$(1,494)	$68	$(939)
Brookfield Renewable’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2024	2023	2022
Statutory income tax recovery (expense)(1)	$58	$(165)	$(38)
Reduction (increase) resulting from:
Increase in tax assets not recognized	(96)	(11)	(10)
Portion of (losses) gains subject to different tax rates	(39)	76	14
Differences between statutory rate and future tax rate and tax rate changes	—	—	10
Non-controlling interest	59	98	20
Subsidiaries’ income taxed at different rates	8	49	15
Investment and production tax credits (net of deferred tax)	207	—	—
Other	(6)	1	(9)
Effective income tax recovery	$191	$48	$2
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of Brookfield Renewable’s subsidiaries using the domestic rate in each tax jurisdiction.
Brookfield Renewable’s effective income tax rate was 95.5% for the year ended December 31, 2024 (2023: (8.5)% and 2022: (1.5)%). The effective tax rate is different than the statutory rate primarily due to investment and production tax credits, changes in tax assets not recognized, non-controlling interests income not subject to tax, rate differentials, and legislative changes in tax rates during the year.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2024	2023	2022
Less than four years	$12	$12	$9
Thereafter	252	166	144
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2022	$1,149	$(7,167)	$(6,018)
Recognized in net income	132	18	150
Recognized in equity	—	(947)	(947)
Business combinations and disposals	—	(42)	(42)
Foreign exchange	(8)	534	526
As at December 31, 2022	1,273	(7,604)	(6,331)
Recognized in net income	101	75	176
Recognized in equity	—	113	113
Business combinations and disposals	78	(268)	(190)
Foreign exchange	6	(704)	(698)
As at December 31, 2023	1,458	(8,388)	(6,930)
Recognized in net income	(95)	126	31
Recognized in equity	—	(1,521)	(1,521)
Business combinations and disposals	215	(429)	(214)
Foreign exchange	(55)	580	525
As at December 31, 2024	$1,523	$(9,632)	$(8,109)

The deferred income tax liabilities include $8,454 million (2023: $6,885 million and 2022: $6,914 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The unrecognized taxable temporary difference attributable to Brookfield Renewable’s interest in its subsidiaries, branches, associates, and joint ventures is $4,889 million (2023: $5,203 million and 2022: $6,028 million).